John Hancock

Small Cap Growth Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 98.2%		$515,972,272
(Cost $481,213,070)
Communication services 1.4%		7,542,650

Wireless telecommunication services 1.4%
Boingo Wireless, Inc. (A)	399,082	7,542,650
Consumer discretionary 16.6%		87,246,772

Auto components 1.6%
Fox Factory Holding Corp. (A)	128,606	8,619,174
Diversified consumer services 4.0%
Chegg, Inc. (A)	220,629	8,264,762
Grand Canyon Education, Inc. (A)	104,561	12,532,681
Hotels, restaurants and leisure 5.6%
Dave & Buster’s Entertainment, Inc.	124,036	6,169,551
Planet Fitness, Inc., Class A (A)	86,034	6,579,020
Red Rock Resorts, Inc., Class A	254,090	5,305,399
Wingstop, Inc.	142,005	11,314,958
Internet and direct marketing retail 0.7%
Etsy, Inc. (A)	62,143	3,872,130
Multiline retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	82,699	8,164,045
Specialty retail 3.1%
Five Below, Inc. (A)	45,230	5,822,458
Lithia Motors, Inc., Class A	92,883	10,602,594
Consumer staples 3.2%		16,747,246

Food products 2.0%
The Simply Good Foods Company (A)	486,009	10,444,333
Household products 1.2%
WD-40 Company	40,318	6,302,913
Financials 7.8%		40,849,108

Capital markets 1.7%
Focus Financial Partners, Inc., Class A (A)	326,417	9,155,997
Consumer finance 4.2%
FirstCash, Inc.	144,323	13,670,275
Green Dot Corp., Class A (A)	178,019	8,261,862
Thrifts and mortgage finance 1.9%
LendingTree, Inc. (A)(B)	25,978	9,760,974
Health care 26.9%		141,130,989

Biotechnology 6.4%
CareDx, Inc. (A)	255,918	8,092,127
Ligand Pharmaceuticals, Inc. (A)(B)	91,725	9,849,431
Repligen Corp. (A)	114,151	7,930,070
Vericel Corp. (A)	494,153	7,733,494
Health care equipment and supplies 4.2%
Merit Medical Systems, Inc. (A)	236,778	12,224,848
Penumbra, Inc. (A)	68,851	9,825,038
Health care providers and services 4.4%
AMN Healthcare Services, Inc. (A)	134,014	6,491,638
LHC Group, Inc. (A)	82,364	9,330,194
PetIQ, Inc. (A)(B)	272,935	7,159,085

2 JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care technology 5.5%
Medidata Solutions, Inc. (A)	112,819	$10,283,452
Omnicell, Inc. (A)	142,003	11,282,138
Vocera Communications, Inc. (A)	231,584	7,494,058
Life sciences tools and services 1.0%
Medpace Holdings, Inc. (A)	97,618	5,269,420
Pharmaceuticals 5.4%
GW Pharmaceuticals PLC, ADR (A)(B)	57,408	9,945,362
Horizon Therapeutics PLC (A)	764,609	18,220,634
Industrials 17.2%		90,477,844

Aerospace and defense 3.9%
Mercury Systems, Inc. (A)	115,426	7,936,692
Moog, Inc., Class A	148,686	12,254,700
Building products 2.3%
Trex Company, Inc. (A)	202,437	12,109,781
Commercial services and supplies 3.8%
McGrath RentCorp	94,646	5,321,945
The Brink’s Company	191,590	14,752,430
Electrical equipment 2.2%
Generac Holdings, Inc. (A)	213,179	11,756,822
Machinery 2.3%
Chart Industries, Inc. (A)	157,478	12,067,539
Professional services 2.7%
Insperity, Inc.	125,355	14,277,935
Information technology 22.8%		120,051,778

Communications equipment 2.0%
Viavi Solutions, Inc. (A)	891,806	10,746,262
Electronic equipment, instruments and components 2.2%
Novanta, Inc. (A)	143,649	11,494,793
IT services 3.3%
Evo Payments, Inc., Class A (A)	344,942	10,155,092
Virtusa Corp. (A)	175,204	7,428,650
Semiconductors and semiconductor equipment 2.6%
Lattice Semiconductor Corp. (A)	703,596	9,006,029
Monolithic Power Systems, Inc.	37,640	4,383,178
Software 12.7%
Altair Engineering, Inc., Class A (A)	152,538	5,813,223
Everbridge, Inc. (A)	140,921	11,082,027
Five9, Inc. (A)	150,305	7,718,162
HubSpot, Inc. (A)	46,026	7,975,385
LivePerson, Inc. (A)	421,435	11,728,536
Mimecast, Ltd. (A)	141,376	6,418,470
ShotSpotter, Inc. (A)(B)	180,740	8,314,040
Workiva, Inc. (A)	139,970	7,787,931
Materials 2.3%		11,925,885

Chemicals 2.3%
Ingevity Corp. (A)	135,985	11,925,885

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND 3

	Yield (%)		Shares	Value
Securities lending collateral 5.5%				$29,185,976
(Cost $29,181,455)
John Hancock Collateral Trust (C)	2.3405	(D)	2,916,556	29,185,976
Short-term investments 2.9%				$15,293,878
(Cost $15,293,878)
Money market funds 2.9%				15,293,878

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150	(D)	15,293,878	15,293,878
Total investments (Cost $525,688,403) 106.6%				$560,452,126
Other assets and liabilities, net (6.6%)				(34,910,311)
Total net assets 100.0%				$525,541,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $28,593,003.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.

4 JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	657,449	12,495,279	(10,236,172)	2,916,556	—	—	($258)	$2,601	$29,185,976

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

470Q3 05/19
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.	7/19